Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Income Statement [Abstract]
Sales	$ 8,112,610	$ 7,566,370
Cost of sales	5,640,791	4,621,525
Gross profit	2,471,819	2,944,845
Operating expenses:
Sales and marketing	2,539,252	1,085,510
General and administrative	7,796,806	3,876,488
Operating expenses	10,336,058	4,961,998
Operating loss	(7,864,239)	(2,017,153)
Nonoperating income (expenses):
Interest income	1,397	1,545
Interest expense	(32,142)	(36,068)
Nonoperating expenses	(30,745)	(34,523)
Net loss	$ (7,894,984)	$ (2,051,676)
Basic and Diluted loss per common share	$ (0.12)	$ (0.04)
Basic and Diluted average common shares outstanding	68,306,812	48,251,930